UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND April 30, 2008

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 94.82%

COMMON STOCKS 93.83%

Aerospace 3.27%
Boeing Co. (The)	8,000	$679
Lockheed Martin Corp.	35,214	3,734
United Technologies Corp.	47,882	3,470
Total		7,883

Agriculture, Fishing & Ranching 0.78%
Monsanto Co.	16,576	1,890

Banks 2.18%
State Street Corp.	72,994	5,266

Beverage: Brewers 0.49%
Anheuser-Busch Cos., Inc.	23,986	1,180

Beverage: Soft Drinks 3.61%
Coca-Cola Co. (The)	83,017	4,887
PepsiCo, Inc.	55,971	3,836
Total		8,723

Biotechnology Research & Production 9.39%
Alexion Pharmaceuticals, Inc.*	19,000	1,337
Baxter International, Inc.	122,376	7,626
Celgene Corp.*	71,293	4,430
Genentech, Inc.*	36,000	2,455
Genzyme Corp.*	48,000	3,377
ImClone Systems Inc.*	27,000	1,260
Millennium Pharmaceuticals, Inc.*	88,000	2,189
Total		22,674

Chemicals 0.98%
Air Products & Chemicals, Inc.	24,000	2,362

Communications Technology 8.99%
Ciena Corp.*	97,125	3,284
Cisco Systems, Inc.*	248,938	6,383
Corning, Inc.	137,564	3,674
Juniper Networks, Inc.*	90,346	2,495
Research In Motion Ltd. (Canada)*(a)	48,226	5,866
Total		21,702

Computer Services, Software & Systems 6.32%
Akamai Technologies, Inc.*	59,000	2,110
Microsoft Corp.	220,000	6,274
Oracle Corp.*	227,000	4,733
Salesforce.com, Inc.*	32,200	2,149
Total		15,266

Computer Technology 7.15%
Apple, Inc.*	48,955	8,516
Hewlett-Packard Co.	117,000	5,423
NetApp, Inc.*	77,000	1,863
NVIDIA Corp.*	71,500	1,469
Total		17,271

Consumer Electronics 1.48%
Google, Inc. Class A*	6,226	3,575

Copper 0.63%
Freeport-McMoRan Copper & Gold, Inc.	13,290	1,512

Cosmetics 1.03%
Avon Products, Inc.	64,000	2,497

Diversified Financial Services 1.61%
Bank of New York Mellon Corp.	89,000	3,874

Diversified Production 1.56%
Danaher Corp.	48,417	3,777

Drug & Grocery Store Chains 0.88%
Walgreen Co.	61,000	2,126

Drugs & Pharmaceuticals 5.75%
Abbott Laboratories	72,000	3,798
BioMarin Pharmaceutical Inc.*	21,000	766
Gilead Sciences, Inc.*	126,942	6,570
Merck & Co., Inc.	61,000	2,320
United Therapeutics Corp.*	5,000	423
Total		13,877

Electrical Equipment & Components 1.48%
Emerson Electric Co.	68,196	3,564

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT LARGE-CAP GROWTH FUND April 30, 2008

		Value
Investments	Shares	(000)
Electronics: Medical Systems 0.68%
Illumina, Inc.*	21,000	$1,636

Entertainment 0.50%
Walt Disney Co. (The)	37,000	1,200

Fertilizers 0.56%
Mosaic Co. (The)*	11,000	1,348

Financial Data Processing Services & Systems 1.91%
Visa Inc. Class A*	55,369	4,621

Foods 0.94%
General Mills, Inc.	18,000	1,087
McCormick & Co.-Non Voting Shares	31,000	1,172
Total		2,259

Insurance: Multi-Line 1.77%
Aflac Inc.	64,000	4,267

Jewelry, Watches & Gemstones 0.78%
Tiffany & Co.	43,000	1,872

Machinery: Construction & Handling 0.27%
Caterpillar Inc.	8,000	655

Machinery: Oil Well Equipment & Services 3.94%
Cameron International Corp.*	58,878	2,899
Halliburton Co.	14,000	643
National-Oilwell, Inc.*	41,526	2,842
Schlumberger Ltd. (Netherlands Antilles)(a)	7,000	704
Weatherford International, Ltd.*	30,000	2,420
Total		9,508

Medical & Dental Instruments & Supplies 1.04%
Becton, Dickinson & Co.	28,000	2,503

Medical Services 0.49%
Covance Inc.*	14,000	1,173

Multi-Sector Companies 2.12%
General Electric Co.	30,899	1,010
Honeywell International, Inc.	69,133	4,107
Total		5,117

Offshore Drilling 1.69%
Transocean Inc. (Cayman Islands)*(a)	27,710	4,086

Oil: Crude Producers 2.46%
Devon Energy Corp.	20,146	2,284
XTO Energy Inc.	58,886	3,643
Total		5,927

Railroads 1.44%
Union Pacific Corp.	24,000	3,485

Restaurants 3.16%
McDonald’s Corp.	72,397	4,313
Tim Hortons, Inc. (Canada)(a)	79,000	2,714
Yum! Brands, Inc.	15,000	610
Total		7,637

Retail 6.00%
Abercrombie & Fitch Co. Class A	8,000	595
Costco Wholesale Corp.	64,000	4,560
Kohl’s Corp.*	33,000	1,612
Wal-Mart Stores, Inc.	133,000	7,711
Total		14,478

Securities Brokerage & Services 0.94%
Charles Schwab Corp. (The)	105,115	2,270

Soaps & Household Chemicals 2.65%
Colgate-Palmolive Co.	60,283	4,262
Procter & Gamble Co. (The)	32,000	2,146
Total		6,408

Telecommunications Equipment 0.62%
Nokia Corp. ADR	50,000	1,504

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT LARGE-CAP GROWTH FUND April 30, 2008

		Value
Investments	Shares	(000)
Transportation: Miscellaneous 0.84%
Expeditors International of Washington, Inc.	31,000	$1,445
United Parcel Service, Inc. Class B	8,000	579
Total		2,024

Utilities: Electrical 1.45%
Entergy Corp.	16,000	1,838
Public Service Enterprise Group, Inc.	38,000	1,668
Total		3,506

Total Common Stocks (cost $214,479,215)		226,503

		U.S. $
		Value
		(000)
FOREIGN COMMON STOCK 0.99%

Switzerland
Nestle S.A.-Registered Shares(b) (cost $2,308,742)	5,000	2,398

Total Long-Term Investments (cost $216,787,957)		228,901

	Principal
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 7.76%

Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $19,025,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $19,120,125; proceeds: $18,742,439 (cost $18,741,668)	$18,742	$18,742

Total Investments in Securities 102.58% (cost $235,529,625)		247,643

Liabilities in Excess of Foreign Cash and Other Assets (2.58%)		(6,230)
Net Assets 100.00%		$241,413

ADR   American Depositary Receipt.

*   Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

(b)   Investment in non-U.S. dollar denominated security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and the Fund’s first classes of shares became available to the public on December 30, 1999.

The Fund’s investment objective is long-term capital growth.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.	FEDERAL TAX INFORMATION

As of April 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$236,328,349
Gross unrealized gain	17,225,467
Gross unrealized loss	(5,910,822)
Net unrealized security gain	$11,314,645

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008